CONDENSED CONSOLIDATING FINANCIAL STATEMENT INFORMATION OF SUBSIDIARY GUARANTORS	12 Months Ended
Dec. 31, 2012
CONDENSED CONSOLIDATING FINANCIAL STATEMENT INFORMATION OF SUBSIDIARY GUARANTORS
26.	CONDENSED CONSOLIDATING FINANCIAL STATEMENT INFORMATION OF SUBSIDIARY GUARANTORS

As of December 31, 2012, the Company had outstanding $470,000 aggregate principal amount of 8.625% senior notes due 2019, or the 8.625% Senior Notes, $400,000 aggregate principal amount of 5.125% senior notes due 2022, or the 5.125% Senior Notes, and $200,000 aggregate principal amount of 7.375% senior subordinated notes due 2021, or the Senior Subordinated Notes (collectively the “Notes”). The condensed consolidating financial statement information for 2011 and 2010 have been recast to reflect the subsidiary guarantors as of December 31, 2012. These Notes are fully and unconditionally guaranteed on a joint and several senior unsecured basis by the following subsidiaries of Cinemark USA, Inc.:

Sunnymead Cinema Corp., Cinemark Properties, Inc., Greeley Holdings, Inc., Trans Texas Cinema, Inc., Inc., Cinemark Partners I, Inc., Multiplex Services, Inc., CNMK Investments, Inc., CNMK Texas Properties, LLC., Cinemark Concessions LLC, Century Theatres, Inc., Marin Theatre Management, LLC, Century Theatres NG, LLC, Cinearts LLC, Cinearts Sacramento, LLC, Corte Madera Theatres, LLC, Novato Theatres, LLC, San Rafael Theatres, LLC, Northbay Theatres, LLC, Century Theatres Summit Sierra, LLC and Century Theatres Seattle, LLC.

The following supplemental condensed consolidating financial statement information presents:

1.	Condensed consolidating balance sheet information as of December 31, 2011 and 2012, condensed consolidating statements of income information, condensed consolidating statements of comprehensive income information and condensed consolidating statements of cash flows information for the years ended December 31, 2010, 2011 and 2012.

2.	Cinemark USA, Inc. (the “Parent” and “Issuer”), combined Guarantor Subsidiaries and combined Non-Guarantor Subsidiaries with their investments in subsidiaries accounted for using the equity method of accounting and therefore, the Parent column reflects the equity income (loss) of its Guarantor Subsidiaries and Non-Guarantor Subsidiaries, which are also separately reflected in the stand-alone Guarantor Subsidiaries and Non-Guarantor Subsidiaries column. Additionally, the Guarantor Subsidiaries column reflects the equity income (loss) of its Non-Guarantor Subsidiaries, which are also separately reflected in the stand-alone Non-Guarantor Subsidiaries column.

3.	Elimination entries necessary to consolidate the Parent and all of its Subsidiaries

CINEMARK USA, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING BALANCE SHEET INFORMATION

DECEMBER 31, 2011

	Parent Company	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Assets
Current assets
Cash and cash equivalents	$101,175	$202,621	$217,457	$—	$521,253
Other current assets	58,199	15,620	69,935	(38,044)	105,710
Accounts receivable from subsidiaries	246,425	—	—	(246,425)	—

Total current assets	405,799	218,241	287,392	(284,469)	626,963

Theatre properties and equipment — net	345,296	570,945	322,609	—	1,238,850

Investment in subsidiaries	1,119,919	410,613	—	(1,530,532)	—

Other assets	1,164,241	134,152	372,811	(14,764)	1,656,440

Total assets	$3,035,255	$1,333,951	$982,812	$(1,829,765)	$3,522,253

Liabilities and equity

Current liabilities

Current portion of long-term debt	$9,243	$—	$2,902	$—	$12,145
Current portion of capital lease obligations	1,838	5,786	2,015	—	9,639
Accounts payable and accrued expenses	119,781	81,110	115,650	(34,075)	282,466
Accounts payable to parent or subsidiaries	—	230,642	15,783	(246,425)	—

Total current liabilities	130,862	317,538	136,350	(280,500)	304,250

Long-term liabilities
Long-term debt, less current portion	1,557,174	—	6,045	(3,143)	1,560,076
Capital lease obligations, less current portion	30,252	88,976	12,305	—	131,533
Other long-term liabilities and deferrals	302,436	75,525	138,730	(15,590)	501,101

Total long-term liabilities	1,889,862	164,501	157,080	(18,733)	2,192,710

Commitments and contingencies

Equity
Cinemark USA, Inc.’s stockholder’s equity:
Common stock	49,543	457,368	10,218	(467,586)	49,543
Other stockholder’s equity	964,988	394,544	668,402	(1,062,946)	964,988

Total Cinemark USA, Inc. stockholder’s equity	1,014,531	851,912	678,620	(1,530,532)	1,014,531
Noncontrolling interests	—	—	10,762	—	10,762

Total equity	1,014,531	851,912	689,382	(1,530,532)	1,025,293

Total liabilities and equity	$3,035,255	$1,333,951	$982,812	$(1,829,765)	$3,522,253

CINEMARK USA, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING BALANCE SHEET INFORMATION

DECEMBER 31, 2012

	Parent Company	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Assets
Current assets
Cash and cash equivalents	$305,627	$193,863	$242,605	$—	$742,095
Other current assets	52,358	14,599	76,834	(41,294)	102,497
Accounts receivable from subsidiaries	338,278	—	—	(338,278)	—

Total current assets	696,263	208,462	319,439	(379,572)	844,592

Theatre properties and equipment — net	341,091	580,595	383,272	—	1,304,958

Investment in subsidiaries	1,087,263	423,812	—	(1,511,075)	—

Other assets	1,185,478	140,192	393,670	(6,478)	1,712,862

Total assets	$3,310,095	$1,353,061	$1,096,381	$(1,897,125)	$3,862,412

Liabilities and equity

Current liabilities

Current portion of long-term debt	$7,000	$—	$2,546	$—	$9,546
Current portion of capital lease obligations	2,070	6,682	2,312	—	11,064
Accounts payable and accrued expenses	119,057	84,235	150,044	(36,755)	316,581
Accounts payable to parent or subsidiaries	—	273,776	64,502	(338,278)	—

Total current liabilities	128,127	364,693	219,404	(375,033)	337,191

Long-term liabilities
Long-term debt, less current portion	1,754,464	—	—		1,754,464
Capital lease obligations, less current portion	28,182	85,765	25,160	—	139,107
Other long-term liabilities and deferrals	314,029	83,590	148,836	(11,017)	535,438

Total long-term liabilities	2,096,675	169,355	173,996	(11,017)	2,429,009

Commitments and contingencies

Equity
Cinemark USA, Inc.’s stockholder’s equity:
Common stock	49,543	457,368	10,218	(467,586)	49,543
Other stockholder’s equity	1,035,750	361,645	681,844	(1,043,489)	1,035,750

Total Cinemark USA, Inc. stockholder’s equity	1,085,293	819,013	692,062	(1,511,075)	1,085,293
Noncontrolling interests	—	—	10,919	—	10,919

Total equity	1,085,293	819,013	702,981	(1,511,075)	1,096,212

Total liabilities and equity	$3,310,095	$1,353,061	$1,096,381	$(1,897,125)	$3,862,412

CINEMARK USA, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENT OF INCOME INFORMATION

YEAR ENDED DECEMBER 31, 2010

	Parent Company	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Revenues	$596,034	$1,030,777	$585,411	$(71,078)	$2,141,144

Cost of operations
Theatre operating expenses	528,352	688,961	437,380	(71,078)	1,583,615
General and administrative expenses	18,006	57,695	31,314	—	107,015
Depreciation and amortization	30,993	79,469	33,046	—	143,508
Impairment of long-lived assets	1,270	4,072	7,196	—	12,538
(Gain) loss on sale of assets and other	2,418	3,897	(6,746)	—	(431)

Total cost of operations	581,039	834,094	502,190	(71,078)	1,846,245

Operating income	14,995	196,683	83,221	—	294,899

Other income (expense)
Interest expense	(103,192)	(11,213)	(936)	2,897	(112,444)
Distributions from NCM	1,245	—	22,113	—	23,358
Equity in income (loss) of affiliates	193,132	48,772	(3,467)	(241,875)	(3,438)
Other income	341	3,064	6,648	(2,897)	7,156

Total other income	91,526	40,623	24,358	(241,875)	(85,368)

Income before income taxes	106,521	237,306	107,579	(241,875)	209,531
Income taxes	(40,866)	69,679	29,788	—	58,601

Net income	147,387	167,627	77,791	(241,875)	150,930
Less: Net income attributable to noncontrolling interests	—	—	3,543	—	3,543

Net income attributable to Cinemark USA, Inc.	$147,387	$167,627	$74,248	$(241,875)	$147,387

CINEMARK USA, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENT OF INCOME INFORMATION

YEAR ENDED DECEMBER 31, 2011

	Parent Company	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Revenues	$608,978	$995,704	$720,594	$(45,663)	$2,279,613

Cost of operations
Theatre operating expenses	505,348	679,476	534,023	(45,663)	1,673,184
General and administrative expenses	18,535	62,379	44,514	—	125,428
Depreciation and amortization	34,542	76,603	43,304	—	154,449
Impairment of long-lived assets	3,156	479	3,398	—	7,033
Loss on sale of assets and other	3,717	4,789	286	—	8,792

Total cost of operations	565,298	823,726	625,525	(45,663)	1,968,886

Operating income	43,680	171,978	95,069	—	310,727

Other income (expense)
Interest expense	(111,421)	(10,556)	(1,280)	155	(123,102)
Distributions from NCM	1,566	—	22,595	—	24,161
Equity in income of affiliates	185,405	54,922	5,680	(240,356)	5,651
Loss on early retirement of debt	(4,945)	—	—	—	(4,945)
Loss on marketable securities — RealD	(12,610)	—	—	—	(12,610)
Other income	441	265	7,392	(155)	7,943

Total other income	58,436	44,631	34,387	(240,356)	(102,902)

Income before income taxes	102,116	216,609	129,456	(240,356)	207,825
Income taxes	(29,812)	61,853	41,831	—	73,872

Net income	131,928	154,756	87,625	(240,356)	133,953
Less: Net income attributable to noncontrolling interests	—	—	2,025	—	2,025

Net income attributable to Cinemark USA, Inc.	$131,928	$154,756	$85,600	$(240,356)	$131,928

CINEMARK USA, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENT OF INCOME INFORMATION

YEAR ENDED DECEMBER 31, 2012

	Parent Company	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Revenues	$665,280	$1,040,394	$803,133	$(35,276)	$2,473,531

Cost of operations
Theatre operating expenses	528,658	707,800	577,149	(35,276)	1,778,331
General and administrative expenses	19,452	73,862	53,128	—	146,442
Depreciation and amortization	33,475	60,568	53,632	—	147,675
Impairment of long-lived assets	1,364	1,329	338	—	3,031
Gain (loss) on sale of assets and other	1,357	10,898	(87)	—	12,168

Total cost of operations	584,306	854,457	684,160	(35,276)	2,087,647

Operating income	80,974	185,937	118,973	—	385,884

Other income (expense)
Interest expense	(110,683)	(10,187)	(2,871)	76	(123,665)
Distributions from NCM	1,383	—	19,429	—	20,812
Equity in income of affiliates	197,940	54,783	13,109	(252,723)	13,109
Loss on early retirement of debt	(5,599)	—	—	—	(5,599)
Other income	99	111	8,325	(76)	8,459

Total other income	83,140	44,707	37,992	(252,723)	(86,884)

Income before income taxes	164,114	230,644	156,965	(252,723)	299,000
Income taxes	(6,199)	67,585	64,830	—	126,216

Net income	170,313	163,059	92,135	(252,723)	172,784
Less: Net income attributable to noncontrolling interests	—	—	2,471	—	2,471

Net income attributable to Cinemark USA, Inc.	$170,313	$163,059	$89,664	$(252,723)	$170,313

CINEMARK USA, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME INFORMATION

YEAR ENDED DECEMBER 31, 2010

	Parent Company	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Net income	$147,387	$167,627	$77,791	$(241,875)	$150,930

Other comprehensive income, net of tax
Unrealized gain due to fair value adjustments on interest rate swap agreements, net of taxes of $4,339	7,170	—	—	—	7,170
Unrealized gain due to fair value adjustments on available-for-sale securities, net of taxes of $3,425	5,659	—	—	—	5,659
Amortization of accumulated other comprehensive loss on terminated swap agreement	4,633	—	—	—	4,633
Foreign currency translation adjustment	19,264	—	19,432	(19,264)	19,432

Total other comprehensive income, net of tax	36,726	—	19,432	(19,264)	36,894

Total comprehensive income, net of tax	$184,113	$167,627	$97,223	$(261,139)	$187,824
Comprehensive income attributable to noncontrolling interests	—	—	(3,711)	—	(3,711)

Comprehensive income attributable to Cinemark USA, Inc.	$184,113	$167,627	$93,512	$(261,139)	$184,113

CINEMARK USA, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME INFORMATION

YEAR ENDED DECEMBER 31, 2011

	Parent Company	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Net income	$131,928	$154,756	$87,625	$(240,356)	$133,953

Other comprehensive income (loss), net of tax
Unrealized loss due to fair value adjustments on interest rate swap agreements, net of taxes of $3,786	(2,830)	—	—	—	(2,830)
Unrealized loss due to fair value adjustments on available-for-sale securities, net of taxes of $8,128	(13,566)	—	—	—	(13,566)
Amortization of accumulated other comprehensive loss on terminated swap agreement	4,236	—	—	—	4,236
Foreign currency translation adjustment	(46,058)	—	(46,280)	46,058	(46,280)

Total other comprehensive loss, net of tax	(58,218)	—	(46,280)	46,058	(58,440)

Total comprehensive income, net of tax	$73,710	$154,756	$41,345	$(194,298)	$75,513
Comprehensive income attributable to noncontrolling interests	—	—	(1,803)	—	(1,803)

Comprehensive income attributable to Cinemark USA, Inc.	$73,710	$154,756	$39,542	$(194,298)	$73,710

CINEMARK USA, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME INFORMATION

YEAR ENDED DECEMBER 31, 2012

	Parent Company	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Net income	$170,313	$163,059	$92,135	$(252,723)	$172,784

Other comprehensive income (loss), net of tax
Unrealized gain due to fair value adjustments on interest rate swap agreements, net of taxes of $557	1,020	—	—	—	1,020
Unrealized gain due to fair value adjustments on available-for-sale securities, net of taxes of $1,499	2,499	—	—	—	2,499
Amortization of accumulated other comprehensive loss on terminated swap agreement	2,470	—	—	—	2,470
Foreign currency translation adjustment	(20,005)	—	(20,232)	20,005	(20,232)

Total other comprehensive income (loss), net of tax	(14,016)	—	(20,232)	20,005	(14,243)

Total comprehensive income, net of tax	$156,297	$163,059	$71,903	$(232,718)	$158,541
Comprehensive income attributable to noncontrolling interests	—	—	(2,244)	—	(2,244)

Comprehensive income attributable to Cinemark USA, Inc.	$156,297	$163,059	$69,659	$(232,718)	$156,297

CINEMARK USA, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

YEAR ENDED DECEMBER 31, 2010

	Parent Company	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Operating activities
Net income	$147,387	$167,627	$77,791	$(241,875)	$150,930
Adjustments to reconcile net income to cash provided by (used for) operating activities	(160,981)	37,727	56,469	241,875	175,090
Changes in assets and liabilities	177,023	(225,738)	(11,075)	—	(59,790)

Net cash provided by (used for) operating activities	163,429	(20,819)	123,620	—	266,230

Investing activities
Additions to theatre properties and equipment	(35,382)	(34,767)	(85,953)	—	(156,102)
Proceeds from sale of theatre properties and equipment	1,697	3,441	16,653	—	21,791
Investment in joint venture — DCIP, net of cash distributions	—	—	(1,756)	—	(1,756)
Net transactions with affiliates	281	5,792	—	(6,073)	—

Net cash used for investing activities	(33,404)	(25,534)	(71,056)	(6,073)	(136,067)

Financing activities
Dividends paid to parent	(78,100)	—	(287)	287	(78,100)
Payroll taxes paid as a result of noncash stock option exercises and restricted stock withholdings	(416)	—	—	—	(416)
Retirement of senior subordinated notes	(181)	—	—	—	(181)
Payment of debt issue costs	(8,858)	—	—	—	(8,858)
Repayments of other long-term debt	(10,836)	—	(1,017)	—	(11,853)
Net changes in intercompany notes	—	—	(5,786)	5,786	—
Payments on capital leases	(1,341)	(5,527)	(459)	—	(7,327)
Purchase of non-controlling interest in Panama	—	—	(888)	—	(888)
Other	—	—	(539)	—	(539)

Net cash used for financing activities	(99,732)	(5,527)	(8,976)	6,073	(108,162)

Effect of exchange rate changes on cash and cash equivalents	—	—	5,027	—	5,027

Increase (decrease) in cash and cash equivalents	30,293	(51,880)	48,615	—	27,028
Cash and cash equivalents:
Beginning of year	39,761	237,540	160,436	—	437,737

End of year	$70,054	$185,660	$209,051	$—	$464,765

CINEMARK USA, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

YEAR ENDED DECEMBER 31, 2011

	Parent Company	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Operating activities
Net income	$131,928	$154,756	$87,625	$(240,356)	$133,953
Adjustments to reconcile net income to cash provided by operating activities	(132,778)	29,871	89,359	240,356	226,808
Changes in assets and liabilities	142,103	(143,392)	31,412	—	30,123

Net cash provided by operating activities	141,253	41,235	208,396	—	390,884
Investing activities
Additions to theatre properties and equipment	(46,407)	(32,240)	(106,172)	—	(184,819)
Proceeds from sale of theatre properties and equipment	952	3,790	1,488	—	6,230
Acquisition of ten theatres in Argentina	—	—	(66,958)	—	(66,958)
Net transactions with affiliates	3,398	11,052	—	(14,450)	—
Investment in joint venture — DCIP and other	(8)	—	(1,512)	—	(1,520)

Net cash used for investing activities	(42,065)	(17,398)	(173,154)	(14,450)	(247,067)
Financing activities
Dividends paid to parent	(95,000)	(1,325)	(13,125)	14,450	(95,000)
Payroll taxes paid as a result of restricted stock withholdings	—	(494)	—	—	(494)
Proceeds from issuance of senior subordinated notes	200,000	—	—	—	200,000
Repayments of other long-term debt	(166,877)	—	(21)	—	(166,898)
Net changes in intercompany notes	—	—	—	—	—
Payments on capital leases	(1,651)	(5,057)	(818)	—	(7,526)
Payment of debt issue costs	(4,539)	—	—	—	(4,539)
Purchase of noncontrolling interest in Cinemark Chile	—	—	(1,443)	—	(1,443)
Other	—	—	(2,120)	—	(2,120)

Net cash used for financing activities	(68,067)	(6,876)	(17,527)	14,450	(78,020)
Effect of exchange rate changes on cash and cash equivalents	—	—	(9,309)	—	(9,309)

Increase in cash and cash equivalents	31,121	16,961	8,406	—	56,488
Cash and cash equivalents:
Beginning of year	70,054	185,660	209,051	—	464,765

End of year	$101,175	$202,621	$217,457	$—	$521,253

CINEMARK USA, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

YEAR ENDED DECEMBER 31, 2012

	Parent Company	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Operating activities
Net income	$170,313	$163,059	$92,135	$(252,723)	$172,784
Adjustments to reconcile net income to cash provided by operating activities	(152,552)	25,749	55,737	252,723	181,657
Changes in assets and liabilities	144,628	(139,350)	34,914	—	40,192

Net cash provided by operating activities	162,389	49,458	182,786	—	394,633
Investing activities
Additions to theatre properties and equipment	(50,162)	(56,578)	(113,987)	—	(220,727)
Proceeds from sale of theatre properties and equipment	701	596	679	—	1,976
Acquisition of theatres in the U.S.	(14,080)	—	—	—	(14,080)
Net transactions with affiliates	27,532	6,362	—	(33,894)	—
Investment in joint venture — DCIP and other	—	—	(1,480)	—	(1,480)

Net cash used for investing activities	(36,009)	(49,620)	(114,788)	(33,894)	(234,311)
Financing activities
Dividends paid to parent	(95,750)	(700)	(33,051)	33,751	(95,750)
Capital contributions from parent	—	—	3,000	(3,000)	—
Payroll taxes paid as a result of restricted stock withholdings	—	(3,263)	—	—	(3,263)
Proceeds from issuance of senior subordinated notes	400,000	—	—	—	400,000
Repayments of other long-term debt	(205,887)	—	(2,779)	—	(208,666)
Net changes in intercompany notes	—	—	(3,143)	3,143	—
Payments on capital leases	(1,838)	(5,884)	(1,729)	—	(9,451)
Payment of debt issue costs	(18,453)	—	—	—	(18,453)
Other	—	1,251	(2,086)	—	(835)

Net cash provided by (used for) financing activities	78,072	(8,596)	(39,788)	33,894	63,582
Effect of exchange rate changes on cash and cash equivalents	—	—	(3,062)	—	(3,062)

Increase (decrease) in cash and cash equivalents	204,452	(8,758)	25,148	—	220,842
Cash and cash equivalents:
Beginning of year	101,175	202,621	217,457	—	521,253

End of year	$305,627	$193,863	$242,605	$—	$742,095